S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 15, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity (unless presented to them in their capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Andrew Gundlach	Bleichroeder LP	Investments	Officer
	First Eagle Investment Management	Investments	Director
	Goldiron LP	Investments	Officer
	BACQ	Blank Check	Officer
Robert Folino	Bleichroeder LP	Investments	Officer
	BACQ	Blank Check	Officer
Marcello Padula	Bleichroeder LP	Investments	Officer
Antoine Theysset	Improbable Worlds, Ltd.	Technology	Director
	BACQ	Blank Check	Director
Kathy Savitt	BACQ	Blank Check	Director
	EGH Acquisition Corp.	Blank Check	Director
	Curology	Skincare	Officer
	Perch Partners	Consulting	Officer

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Andrew Gundlach	Bleichroeder LP	Investments	Officer
	First Eagle Investment Management	Investments	Director
	Goldiron LP	Investments	Officer
	BACQ	Blank Check	Officer
Robert Folino	Bleichroeder LP	Investments	Officer
	BACQ	Blank Check	Officer
Marcello Padula	Bleichroeder LP	Investments	Officer
Antoine Theysset	Improbable Worlds, Ltd.	Technology	Director
	BACQ	Blank Check	Director
Kathy Savitt	BACQ	Blank Check	Director
	EGH Acquisition Corp.	Blank Check	Director
	Curology	Skincare	Officer
	Perch Partners	Consulting	Officer